Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 21, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
As discussed in the Compensation Discussion and Analysis, equity awards, including stock option awards, granted as part of annual total compensation for senior leaders and other employees, are approved by the Compensation Committee on or before the grant date. The Compensation Committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, following which they approve equity awards for NEOs as well as any other stock option award recipients. Such equity awards are then granted during the Company’s annual executive equity award grant period, typically in February, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our fiscal year-end financial results. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. While the Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.

Award Timing Method	While the Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While the Compensation Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	true
Awards Close in Time to MNPI Disclosures, Table
Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the
closing market price of
the securities underlying the award
between the trading day ending
immediately prior to the disclosure
of material nonpublic information
and the trading day beginning
immediately following the disclosure
of material nonpublic information
(f)

A. Krishna	2/21/24	112,269	$180.87	$4,499,742	(0.46)%
J.J. Kavanaugh	2/21/24	57,538	180.87	2,306,123	(0.46)%
R.D. Thomas	2/21/24	53,328	180.87	2,137,386	(0.46)%
G. Cohn	2/21/24	44,908	180.87	1,799,913	(0.46)%

A. Krishna [Member]
Awards Close in Time to MNPI Disclosures
Name		A. Krishna
Underlying Securities		112,269
Exercise Price | $ / shares		$ 180.87
Fair Value as of Grant Date | $		$ 4,499,742
Underlying Security Market Price Change		(0.46)
J.J. Kavanaugh [Member]
Awards Close in Time to MNPI Disclosures
Name		J.J. Kavanaugh
Underlying Securities		57,538
Exercise Price | $ / shares		$ 180.87
Fair Value as of Grant Date | $		$ 2,306,123
Underlying Security Market Price Change		(0.46)
R.D. Thomas [Member]
Awards Close in Time to MNPI Disclosures
Name		R.D. Thomas
Underlying Securities		53,328
Exercise Price | $ / shares		$ 180.87
Fair Value as of Grant Date | $		$ 2,137,386
Underlying Security Market Price Change		(0.46)
G. Cohn [Member]
Awards Close in Time to MNPI Disclosures
Name		G. Cohn
Underlying Securities		44,908
Exercise Price | $ / shares		$ 180.87
Fair Value as of Grant Date | $		$ 1,799,913
Underlying Security Market Price Change		(0.46)